UNSECURED DEBT AND RELATED DERIVATIVES - Unsecured revolving credit facility (Details) - CAD ($)	Mar. 27, 2024	Mar. 03, 2023	Dec. 31, 2024	Dec. 31, 2023
Unsecured debentures and term loans, net
Outstanding borrowings			$ 3,053,376,000	$ 2,965,169,000
Credit Facility
Unsecured debentures and term loans, net
Borrowings maturity, extended term	1 year
Maximum borrowing capacity		$ 1,000,000,000.0
Additional borrowing capacity			450,000,000
Borrowings maturity, option to extend, term	1 year
Outstanding borrowings			0	0
Borrowings, letters of credit			$ 2,800,000	$ 2,900,000
Borrowing facilities, amount committed, minimum, percentage		66.6666%